Dividends (Tables)	12 Months Ended
Dec. 31, 2024
Final Dividends Abstract
Summary of dividends

	Year ended December 31,
	2024	2023
	$'m	$'m
Cash dividends on ordinary shares declared and paid:
Interim dividend: $0.10 per share	60	60
Interim dividend: $0.10 per share	60	59
Interim dividend: $0.10 per share	60	60
Interim dividend: $0.10 per share	60	60
Cash dividends on preferred shares declared and paid:
Interim dividend	6	6
Interim dividend	6	6
Interim dividend	6	6
Interim dividend	6	6
	264	263